Unaudited Consolidated Condensed Statements of Cash Flows - USD ($)	2 Months Ended	6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net loss	$ (26,704)	$ (24,213,521)		$ (9,462,708)
Adjustments to reconcile net loss to net cash used in operating activities:
General and administrative expenses paid by related parties				16,745
Change in fair value of warrant liabilities		21,291,500		8,613,000
Financing cost – derivative warrant liabilities				688,530
Net gain from investments held in Trust Accounts		(74,244)		(191,130)
Changes in operating assets and liabilities:
Prepaid expenses		91,958		(132,958)
Accounts payable	16,968	63,973		13,682
Accrued expenses	9,737	1,979,139		27,538
Net cash used in operating activities		(861,195)		(427,301)
Cash Flows from Investing Activities
Principal deposited in Trust Accounts				(345,000,000)
Net cash used in investing activities				(345,000,000)
Cash Flows from Financing Activities:
Repayment of note payable and advances to related party				(126,762)
Proceeds received from initial public offering, gross				345,000,000
Proceeds from private placement				8,900,000
Payment of offering costs				(7,248,624)
Net cash provided by financing activities				346,524,614
Net change in cash		(861,195)		1,097,313
Cash – beginning of the period		1,097,313
Cash – end of the period		236,118		1,097,313	$ 1,097,313
Reconciliation of restricted cash:
Offering costs paid in exchange for issuance of Class B ordinary shares to Sponsor	25,000			25,000
Offering costs included in accrued expenses	254,356			85,000
Offering costs included in note payable	107,483			110,017
Deferred underwriting commissions in connection with the initial public offering				12,075,000
Initial value of Class A ordinary shares subject to possible redemption				267,561,360
Change in value of Class A ordinary shares subject to possible redemption		24,213,530		32,243,320
Vicarious Surgical US Inc. [Member]
Cash Flows from Operating Activities:
Net loss		(11,869,000)	(5,750,000)		(12,875,000)	$ (9,314,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation		105,000	73,000		157,000	104,000
Stock-based compensation		625,000	158,000		448,000	336,000
Amortization of capitalized debt issuance costs		9,000
Changes in operating assets and liabilities:
Prepaid expenses and other current assets		(237,000)	136,000		(3,000)	(120,000)
Deferred transaction costs		(155,000)
Accounts payable		536,000	(104,000)		170,000	65,000
Accrued expenses		792,000	(55,000)		80,000	198,000
Deferred rent		290,000				20,000
Other noncurrent assets					(15,000)
Net cash used in operating activities		(9,904,000)	(5,542,000)		(12,038,000)	(8,711,000)
Cash Flows from Investing Activities
Purchases of property and equipment		(340,000)	(62,000)		(120,000)	(246,000)
Proceeds from short term investments			13,324,000		13,324,000
Purchases of short term investments						(1,600,000)
Net cash used in investing activities		(340,000)	13,262,000		13,204,000	(1,846,000)
Cash Flows from Financing Activities:
Repayment of equipment loans		(24,000)	(24,000)		(48,000)	(27,000)
Proceeds from issuance of convertible preferred stock, net of issuance costs					13,520,000	9,995,000
Proceeds from term loan		1,500,000
Proceeds from exercise of stock options		111,000	1,000		43,000	30,000
Net cash provided by financing activities		1,587,000	(23,000)		13,515,000	9,998,000
Net change in cash		(8,657,000)	7,697,000		14,681,000	(559,000)
Cash – beginning of the period		16,985,000	2,304,000		2,304,000	2,863,000
Cash – end of the period	10,001,000	8,328,000	10,001,000	16,985,000	16,985,000	2,304,000
Reconciliation of restricted cash:
Cash and cash equivalents	9,883,000	7,706,000	9,883,000	16,867,000	16,867,000	2,156,000
Restricted cash	118,000	622,000	118,000	118,000	118,000	148,000
Total cash	$ 10,001,000	8,328,000	10,001,000	$ 16,985,000	16,985,000	2,304,000
Interest paid		10,000	1,000		3,000	2,000
Non-cash investing and financing activities:
Issuance of warrants recorded as deferred financing costs					85,000
Machinery acquired under equipment loans						$ 185,000
Non-cash investing and financing activities:
Leasehold improvements acquired in connection with Waltham lease		840,000
Deferred transaction costs not yet paid included in accounts payable and accrual expenses		$ 1,619,000